Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares
Number of options
Exercised (in shares)	(1,684,889)	(609,382)
Stock option plans
Number of options
Outstanding, beginning balance (in shares)	12,472,045	8,550,802
Granted (in shares)	1,857,360	4,957,716
Expired (in shares)	(43,655)	0
Forfeited (in shares)	(1,433,292)	(1,036,473)
Exercised (in shares)	(1,326,252)	0
Outstanding, ending balance (in shares)	11,526,206	12,472,045
Exercisable at year end (in shares)	5,950,015	4,766,957
Number of shares available
Outstanding, beginning balance (in shares)	12,472,045	8,550,802
Granted (in shares)	1,857,360	4,957,716
Expired (in shares)	(43,655)	0
Forfeited (in shares)	(1,433,292)	(1,036,473)
Exercised ( in shares)	(1,326,252)	0
Outstanding, ending balance (in shares)	11,526,206	12,472,045
Exercisable at year end (in shares)	5,950,015	4,766,957
Average exercise price (in € per share)
Outstanding, beginning balance (in euro per share) | € / shares	€ 3.44	€ 5.02
Granted (in euro per share) | € / shares	2.49	2.62
Expired ( in euro per share) | € / shares	3.92
Forfeited ( in euro per share) | € / shares	4.14	4.47
Exercised ( in euro per share) | € / shares	2.86
Outstanding, ending balance (in euro per share) | € / shares	3.92	3.44
Exercisable at year end ( in euro per share) | € / shares	€ 4.79	€ 4.61